Compensation Plans (Details Narrative) - USD ($)									2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 02, 2024	Jan. 01, 2024	Nov. 02, 2023	Jun. 30, 2023	Feb. 28, 2023	Feb. 28, 2023	Nov. 22, 2022	Mar. 18, 2022	Mar. 14, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 09, 2024	Jun. 02, 2022	Jun. 14, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				42,635		38,026	232,816	4,343,017
Share-Based Payment Arrangement, Plan Modification, Incremental Cost			$ 380,000				$ 321,000	$ 6,061,000
Stock Issued During Period, Value, New Issues										$ 12,000,000					$ 30,490,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value								$ 143,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares														583,143
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term														5 years 3 months 10 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value														$ 0
Share Price														$ 2.38		$ 5.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number			450,560
Other Accrued Liabilities, Current										474,000				$ 489,000	755,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			10 years
Unamortized Debt Issuance Expense														209,000	$ 216,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 8.82
Original award repricing date								$ 5,918,000
Sports Illustrated Licensing Agreement [Member] | ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value														$ 0
Fair market value of stock option														$ 2.38
Sports Illustrated Licensing Agreement [Member] | ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														999,540
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross										678,165	397,376			429,528	832,233
Stock Issued During Period, Value, New Issues										$ 56,000					$ 42,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares					24,515
ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	599,724
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		999,540
ABG Warrants [Member] | Licensing Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	449,793
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.24
ABG Warrants [Member] | Licensing Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	149,931
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 18.48
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									22,843
Share Price																$ 5.00
Subsequent Event [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross									222,396
Subsequent Event [Member] | ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	599,724
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues														$ 2,955,000	8,707,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number					38,026							42,635
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period												10 years
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross										678,165	397,376
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross													295,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period		256,853
Common Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Plan Modification, Incremental Cost				$ 284,000	$ 68,000
Share Price					$ 10.29	$ 10.29
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number					21,117							29,701
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award					45,632
Shares Issued, Price Per Share					$ 8.82	$ 8.82
Other Accrued Liabilities, Current											$ 68,000			$ 68,000
Unamortized Debt Issuance Expense				$ 773,000								$ 773,000
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized														1,800,000			1,800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross														287,993
Granted														$ 610,000	$ 7,194,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value														$ 2.12	$ 5.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value														$ 10,000	$ 1,507,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value														$ 10,155,000	$ 12,694,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term														5 years 21 days
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price														$ 4.22
2022 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross														190,556
Publisher Partner Warrant Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														4,154
New Publisher Partner Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value														$ 0
Fair market value of stock option														$ 2.38